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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert H. Weiss
Title: General Counsel of MatlinPatterson Capital Management GP LLC, its general partner
Phone:     (212) 651-9525

Signature, Place, and Date of Signing:

 /s/ Robert H. Weiss                New York, NY               August 12, 2008
--------------------------   ---------------------------    --------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     59
                                                            ------------------

Form 13F Information Table Value Total:                               $234,382
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ------------               ---------------------------

         None

                                         MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                              Quarter ended March 31, 2008

                                                                                   INVESTMENT DISCRETION           VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
A C MOORE ARTS & CRAFTS
INC                         COM         00086T103     $3,525    500,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC        COM         017361106     $1,754     35,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC        COM         017361106     $4,360        870  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC              COM         023135106     $2,200        300  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            UNIT 99/99/
AMERICAN INTL GROUP INC     9999        026874115     $1,194     20,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
CVR ENERGY INC              COM         12662P108     $1,629     84,641  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP       COM         14040H105     $4,181      1,100  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP               PAIRED CTF  143658300     $1,730        525  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL         COM         149123101     $4,429        600  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
CHATTEM INC                 COM         162456107     $1,301        200  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         COM NEW     16411R208       $219        500  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 2.250%
CHENIERE ENERGY INC         8/0         16411RAE9    $13,703 27,000,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM         172967101     $3,520      2,100  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS CORP     COM         184499101     $8,388    730,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
COMVERGE INC                COM         205859101     $1,715    122,700  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP           COM         22282E102     $1,335        500  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                 UNIT SER 1  252787106     $1,361     12,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC DEL              CL A        26817G102    $19,668  2,300,400  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
FRONTIER OIL CORP           COM         35914P105     $2,630      1,100  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD             COM         367299104     $5,668  2,213,948  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
GIANT INTERACTIVE GROUP
INC                         ADR         374511103     $1,131     93,300  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------


                                                                                   INVESTMENT DISCRETION           VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC     COM         38141G104     $5,247        300  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTL LTD           COM         384313102     $5,291    197,200  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
HARLEY DAVIDSON INC         COM         412822108     $1,269        350  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            COM PAR
HOLLY CORP                  $0.01       435758305     $1,477     40,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            COM PAR
HOLLY CORP                  $0.01       435758305      $1477        400  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
HORIZON LINES INC           COM         44044K101     $5,075    510,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
HUNT J B TRANS SVCS INC     COM         445658107      4,659      1,400  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
IPCS INC                    COM NEW     44980Y305     $2,750     92,809  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC              COM         45031U101       $661        500  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST        ISHARES     46428Q109       $691      4,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
JONES SODA CO               COM         48023P106     $1,251    388,531  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
KB HOME                     COM         48666K109     $2,963    175,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC      COM NEW     521863308     $2,159        500  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS      NOTE 3.599%
INC                         6/1         52729NBK5     $2,434  3,000,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS ETF TR       GOLD MINER
ETF                                     57060U100     $1,944     40,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO      COM         582411104     $1,926     70,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
MEDIACOM COMMUNICATIONS
CORP                        CL A        58446K105       $427     80,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC             COM         588056101     $2,942    393,279  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM         644398109       $314     80,386  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            SPONSORED
POSCO                       ADR         693483109       $973      7,500  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA      SPONSORED
PETRO                       ADR         71654V408     $2,125        300  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------


                                                                                   INVESTMENT DISCRETION           VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC          COM         75952B105    $15,846    745,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
ROSETTA RESOURCES INC       COM         777779307     $4,275    150,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC             COM         778296103     $2,486        700  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                     UNIT SER 1  78462F103     $2,880     22,500  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST             GOLD SHS    78463V107     $2,285     25,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP            COM         812350106     $5,893        800  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
SILVER WHEATON CORP         COM         828336107     $1,978    135,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
SMITH & WESSON HLDG CORP    COM         831756101     $2,501    480,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC.                COM NEW     834376501     $1,651    128,792  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
TOREADOR RES CORP           COM         891050106    $18,526  2,171,880  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA
LLC                         COM         894174101     $1,589    700,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW      COM         91913Y100    $12,560    305,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW      COM         91913Y100     $6,177      1,500  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
VENOCO INC                  COM         92275P307     $3,528    152,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC          COM         939322103       $493      1,000  SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL          COM         94106L109     $3,771      1,000  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC           COM         959319104    $14,247  1,203,300  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                             $234,382
(in thousands)


